Business And Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Reporting_Unit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) Reporting_Unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments | Reporting_Unit	5		5
Charges associated with doubtful accounts	$ 43	$ 28	$ 40
Note receivable	$ 275	$ 224
Non-cancellation period (in years)	2 years
Foreign exchange forward
Derivative [Line Items]
Derivative, term of contract (in months)	12 months